Commitments, contingencies and litigation (Details) € in Thousands, $ in Millions		6 Months Ended
	Jun. 01, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments		€ 2,666
Total provisions		1,035	€ 900
Preclinical work
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments		2,485
Clinical work
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments		181
IPH5201 (anti-CD39) rights acquired from Orega Biotech
Disclosure of contingent liabilities [table]
Provision for charges		€ 578
IPH5201 agreement, with AstraZeneca
Disclosure of contingent liabilities [table]
Collaboration milestone payments receivable | $	$ 5.0